INVESTMENTS IN SUBSIDIARIES (Details Textual) $ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Mar. 10, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 02, 2021 ARS ($)
Statement [Line Items]
Increase (decrease) from changes in the interests of subsidiaries that do not imply loss of control				$ (52,516)
Cash flows from losing control of subsidiaries or other businesses				47,988	$ 0	$ 0
Investments [Member]
Statement [Line Items]
Impairment loss				6,110
Forestal Los Lagos S.A. [Member]
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses			$ 48,000
Gains (losses) recognised when control of subsidiary is lost				20,381
Maderas Arauco SA [Member]
Statement [Line Items]
Acquired Price Paid	$ 8,531			8,531
Percentage voting interest acquired					86.6155%
Business combinations cash transferred	6,773			$ 6,773
Stora Enso Amsterdam B.V. [Member] | Arauco Forest Brasil S. A. [Member]
Statement [Line Items]
Acquired Price Paid		$ 52,516					$ 294,549
Proportion of ownership interest in subsidiary		100.00%
Increase (decrease) from changes in the interests of subsidiaries that do not imply loss of control	$ 35,880